FORM 13F


Report for the Calendar Year or Quarter

Ended: June 30, 2007


This Amendment (Check only one.):

   is a restatement

x  adds new holding entries.


Institutional Investment Manager Filing this Report:


Name: Kahn Brothers Advisors LLC


Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022


Form 13F File Number:

The institutional investment manager filing

this report and the person by whom it is signed

hereby represent that the person signing the report

is authorized to submit it, that all information

contained herein is true, correct and complete,

and that it is understood that all required items,

statements, schedules, lists, and tables, are

considered integral parts of this form.


Person Signing this Report on Behalf of

Reporting Manager:

Name: Kenneth Rodwogin

Title: Vice President

Phone: (212) 980-5050


Signature, Place, and Date of Signing:


[Signature]/s/ Kenneth Rodwogin


[City, State]  New York, NY


[Date] July 27, 2007


Report Type (Check only one.):


  13F HOLDINGS REPORT. (Check here if

all holdings of this reporting manager

are reported in this report.)   X

  13F NOTICE. (Check here if no holdings

reported are in this report, and all

holdings are reported by other

reporting manager(s).










FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

NONE



Form 13F Information Table Entry Total:

60


Form 13F Information Table Value Total:

$709,919,462


Provide a numbered list of the name(s) and

Form 13F file number(s) of all institutional

investment managers with respect to which this

report is filed, other than the manager filing

this report. [If there are no entries in this

list, state "NONE" and omit the column

headings and list entries.]


NONE



 KAHN BROTHERS ADVISORS LLC

 FORM 13F

 June 30, 2007

                                                                  INVEST  VOTING

                                             MARKET               DISCR.   AUTH.

SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE



COMMON STOCK


ADVANCED MARKETING	COM  00753T105          671	  223,537    x     223,537

AIRBORNE INC.		COM	 9269101   	  386,880	   48,000    x      48,000

AMERICAN NAT'L INS. CO.	COM   23645104  	1,517,887	    9,947  	 x       9,947

AMERICAN TEL & TEL     	COM  030177109  	1,649,453	   39,746  	 x      39,746

ASTORIA FIN'L           COM   46265104	  758,036	   30,273  	 x      30,273

AUDIOVOX CORP.          COM   50757103   26,943,489  	2,077,370    x   2,077,370

AUTOLIV			COM	52800109	2,929,089	   51,505	 x      51,505

BANK OF AMERICA        	COM	60505104	2,351,267	   48,093  	 x      48,093

BRISTOL MYERS SQUIBB    COM  110122108   34,749,343	1,101,056    x   1,101,056

CFS BANCORP            	COM  12525D102	1,884,161	  129,496    x     129,496

CITIGROUP, INC.        	COM  172967101	  544,495	   10,616  	 x      10,616

CHEVRONTEXCO CORP.	COM  166764100	2,926,077	   34,735	 x      34,735

COMCAST CL. A		COM  20030N101	3,309,503	  117,692    x     117,692

CNA FINANCIAL		COM  126117100    1,148,041	   24,073  	 x      24,073

DELMONTE FOODS		COM  24522P103	  206,720	   17,000	 x	  17,000

DIME COMM.BANC.         COM  253922108	6,288,418	  476,756    x     476,756

EXXON MOBIL CORP.       COM  30231G102	1,789,664	   21,336    x      21,336

FIRST PLACE FIN'L       COM  33610T109      488,787	   23,143  	 x  	  23,143

FIRST NIAGARA FIN'L	COM  33582V108   10,091,292	  770,328	 x     770,328

FLUSHING FINANCIAL CORP COM  343873105   12,366,351	  770,009  	 x     770,009

HOLOGIC                 COM  436440101   40,903,128	  739,525  	 x     739,525

IBM                    	COM  459200101   10,989,988     104,418    x     104,418

IDT CORP.              	COM  448947101   23,187,511   2,307,215  	 x   2,307,215

IDT CORP. CL. B		COM  448847309    1,278,493     123,885  	 x     123,885

KANSAS CITY SOUTHERN   	COM  485170302    1,198,277      31,920    x      31,920

KIRIN BREWERY LTD		COM  497350306      343,035	   23,100	 x	  23,100

KNIGHT TRADING         	COM  499063105      400,890	   24,150    x  	  24,150

LANDMARK SVGS. BK.     	COM  514928100    1,494,135	   52,759  	 x      52,759

MARSHALL & ISLEY		COM  571834100      556,985	   11,694	 x	  11,694

MAXXAM CORP.           	COM  577913106      309,204	   11,043    x  	  11,043

MERCK & CO.			COM  589331107   43,132,378	  866,112    x     866,112

MERITOR SVGS BK PA     	COM  590007100       86,260	   19,000    x      19,000

MEDQUIST			COM  584949101    9,878,292	1,084,335	 x   1,084,335

MEDCO HEALTH SOL.		COM  58405U102    1,498,812	   19,218  	 x 	  19,218

MONSANTO 			COM  66166W101    1,365,393	   20,216	 x	  20,216

MOTOROLA               	COM  620076109      212,400	   12,000    x	  12,000

NAM TAI ELEC.          	COM  629865205   12,714,339	1,066,639  	 x   1,066,639

NEW YORK COMMUNITY BANC	COM  649445103   57,668,210	3,388,261    x   3,388,261

NEW YORK MAGIC         	COM  629484106    9,825,950	  244,427    x     244,427

NEWMARKET GROUP		COM  651587107      678,308	   14,023	 x	  14,023

NOVARTIS ADR           	COM  66987V109   10,024,475	  178,785    x  	 178,785

NY TIMES CL A.		COM  650111107    2,951,480	  116,200	 x     116,200

OLD REPUBLIC           	COM  680223104   18,808,810     884,704    x     884,708

PHI INC. NON-VOTE      	COM  716604202    2,076,363      69,700  	 x	  69,700

PFIZER INC.            	COM  717081103   36,783,228	1,438,531    x   1,438,531

PROVIDENT BANCORP      	COM  74383A109  151,405,369	1,117,261    x   1,117,261

QUESTAR CORP.          	COM  748356102      824,460	   15,600    x      15,600

SCHERING PLOUGH		COM  806605101   52,617,775	1,728,573	 x   1,728,573

SEABOARD CORP.         	COM  811543107   44,222,010      18,858    x  	  18,858

SLM CORP.			COM  78443P106      362,754	    6,300  	 x	   6,300

SYMS CORP              	COM  871551107    8,464,170     429,000    x  	 429,000

TCF FIN'L              	COM  872275102	  710,679      25,564    x      25,564

TEMPLE INLAND          	COM  879868107      486,924       7,914    x       7,914

THREE COM			COM  885535104   15,185,308   3,676,830  	 x   3,676,830

TRAVELERS			COM	8937E109   11,095,828	  207,399	 x	 207,399

USEC INC.              	COM  90333E108	  723,369	   32,910    x  	  32,910

USB HOLDINGS		COM  902910108    1,644,687	   86,290	 x	  86,290

VIVENDI UNIVERSAL		COM  92851S204      678,080      15,736    x	  15,736

VOLVO                  	COM  928856400      358,020      18,000    x      18,000

WYETH                  	COM  983024100   20,444,061     356,541  	 x     356,541


TOTALS                                  709,919,462  26,619,347       26,619,347